October 28, 2020

BNY MELLON OPPORTUNITY FUNDS

BNY Mellon Japan Womenomics Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in the second paragraph of "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of investment professionals employed by BNYMIM Japan, consisting of Masafumi Oshiden, Miyuki Kashima, Kazuya Kurosawa, Yoshihiro Aoyama and Masataka Horikawa.  Messrs. Oshiden and Kurosawa and Ms. Kashima have been primary portfolio managers of the fund since the fund's inception in August 2018, Mr. Aoyama has been a primary portfolio manager of the fund since March 2019 and Mr. Horikawa has been a primary portfolio manager of the fund since October 2020.  Mr. Oshiden is the lead portfolio manager of the fund and the Japan Equity Womenomics Strategy at BNYMIM Japan.  Ms. Kashima is head of the Japan Equity Investment Management Division at BNYMIM Japan.  Mr. Kurosawa is an investment manager at BNYMIM Japan.  Messrs. Aoyama and Horikawa are analysts at BNYMIM Japan.

The following information supersedes and replaces the fourth paragraph in "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by a team of investment professionals who are members of the Japan Equity Investment Management Division at BNYMIM Japan.  Team members Masafumi Oshiden, Miyuki Kashima, Kazuya Kurosawa, Yoshihiro Aoyama and Masataka Horikawa are jointly and primarily responsible for managing the fund's portfolio.  Messrs. Oshiden and Kurosawa and Ms. Kashima have been primary portfolio managers of the fund since the fund's inception in August 2018, Mr. Aoyama has been a primary portfolio manager of the fund since March 2019 and Mr. Horikawa has been a primary portfolio manager of the fund since October 2020.  Mr. Oshiden is the lead portfolio manager of the fund and the Japan Equity Womenomics Strategy at BNYMIM Japan, which he joined in April 2013.  Ms. Kashima is head of the Japan Equity Investment Management Division at BNYMIM Japan, which she joined in April 2013.  Mr. Kurosawa is an investment manager at BNYMIM Japan, which he joined in May 2013.  Mr. Aoyama is an analyst at BNYMIM Japan, which he joined in December 2017.  Prior to joining BNYMIM Japan, Mr. Aoyama worked as an economist at Asset Management One from 2016 to 2017, and in asset management at Mizuho Financial Group from 2014 to 2016.  Mr. Horikawa is an analyst at BNYMIM Japan, which he joined in November 2019.  Prior to joining BNYMIM Japan, Mr. Horikawa worked in product development, due diligence and research at Daiwa Asset Management from 2015 to 2019.

October 28, 2020

BNY MELLON OPPORTUNITY FUNDS
BNY Mellon Japan Womenomics Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

	Registered	Total	Other Pooled			Total
Primary	Investment	Assets	Investment	Total Assets	Other	Assets
Portfolio Manager	Companies	Managed	Vehicles	Managed	Accounts	Managed
Masataka Horikawa[2]	1	$2.5M	None	N/A	None	N/A

[2]	Because Mr. Horikawa became a primary portfolio manager of BNYMJWF as of October 28, 2020, his information is as of September 30, 2020.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Number of Accounts
Primary		Subject to Performance	Total Assets of
Portfolio Manager	Type of Account	Fees	Accounts
Masataka Horikawa	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary
Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Masataka Horikawa[2]	BNYMJWF	None

[2]	Because Mr. Horikawa became a primary portfolio manager of BNYMJWF as of October 28, 2020, his information is as of September 30, 2020.

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